Insurance Contracts - Summary of Credit Risk of Insurance Contracts (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Jan. 01, 2022 KRW (₩) [1]
Ceded Credit Risk [Line Items]
Reinsurance contract assets	₩ 1,655,168	$ 1,282,112	₩ 1,495,966	[1]	₩ 1,646,494
Reinsurance contract liabilities	36,030	$ 27,909	31,728	[1]	₩ 41,377
AAA - AA+
Ceded Credit Risk [Line Items]
Reinsurance contract assets	14,027		7,489
Reinsurance contract liabilities	0		0
AA - A+
Ceded Credit Risk [Line Items]
Reinsurance contract assets	665,375		609,334
Reinsurance contract liabilities	(1)		(1)
A - BBB+
Ceded Credit Risk [Line Items]
Reinsurance contract assets	928,430		867,454
Reinsurance contract liabilities	481		77
Below BBB
Ceded Credit Risk [Line Items]
Reinsurance contract assets	1		120
Reinsurance contract liabilities	0		0
No rating
Ceded Credit Risk [Line Items]
Reinsurance contract assets	38,673		3,856
Reinsurance contract liabilities	3,362		3,072
External credit grades
Ceded Credit Risk [Line Items]
Reinsurance contract assets	1,646,506		1,488,253
Reinsurance contract liabilities	₩ 3,842		₩ 3,148
Non-life insurance contracts | KOREAN RE | AA
Ceded Credit Risk [Line Items]
Ratio	32.75%
Non-life insurance contracts | MUNICH RE | AAA
Ceded Credit Risk [Line Items]
Ratio	8.78%
Non-life insurance contracts | HISCOX | AA+
Ceded Credit Risk [Line Items]
Ratio	3.51%

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.